BORROWINGS AND NOTES PAYABLE (Narrative) (Details) - ILS (₪)		1 Months Ended			12 Months Ended
	Jan. 02, 2019	Dec. 31, 2021	Jul. 31, 2020	Apr. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings					₪ 237,000,000	₪ 620,000,000	₪ 109,000,000
Finance expense					₪ 68,000,000	77,000,000	75,000,000
Proceeds from option warrants							37,000,000
Borrowing G [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.00%
Proceeds from borrowings	₪ 225,000,000
First payment date	June of each of the years 2022 through 2025
Borrowing G [Member] | 2022 through 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₪ 22,500,000
Borrowing G [Member] | June 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	45,000,000
Borrowing G [Member] | June 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₪ 90,000,000
Borrowing H [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		2.08%			2.08%
Proceeds from borrowings		₪ 198,400,000
Borrowing H [Member] | June 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		39,700,000			₪ 39,700,000
Borrowing H [Member] | June 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		19,800,000			19,800,000
Borrowing H [Member] | Years 2028 through 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		39,700,000			39,700,000
Borrowing H [Member] | June 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		₪ 59,500,000			₪ 59,500,000
Borrowing R [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		2.55%			2.55%
Proceeds from borrowings		₪ 150,000,000
Borrowing R [Member] | June 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		30,000,000			₪ 30,000,000
Borrowing R [Member] | June 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		15,000,000			15,000,000
Borrowing R [Member] | Years 2028 through 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		30,000,000			30,000,000
Borrowing R [Member] | June 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		45,000,000			45,000,000
PHI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		₪ 100,000,000			₪ 100,000,000	100,000,000
Percentage of share facility		50.00%			50.00%
Additional Series G Notes [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings			₪ 300
Series F Notes [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings			313,000,000		₪ 305,000,000
Finance expense			₪ 7,000,000
Proceeds from borrowings							226,750,000
Series G Notes [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings					₪ 26,500,000	₪ 174,300,000	₪ 125,000,000
Proceeds from option warrants				₪ 37,000,000
Series G Notes [Member] | July 1, 2019 and May 31, 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings				₪ 100,000
Exercise price				₪ 88
Series G Notes [Member] | July 1, 2020 and May 31, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings				₪ 100,000
Exercise price				₪ 88
Series F Notes and borrowings P and Q [Member]
Disclosure of detailed information about borrowings [line items]
Financial obligation ratio					Regarding Series F Notes, Series G Notes, Series H Notes and borrowing P, borrowing Q and borrowing R the Company is required to comply with a financial covenant that the ratio of Net Debt to Adjusted EBITDA shall not exceed 5. Compliance will be examined and reported on a quarterly basis. For the purpose of the covenant, Adjusted EBITDA is calculated as the sum total for the last 12 month period, excluding adjustable one-time items. As of December 31, 2021, the ratio of Net Debt to Adjusted EBITDA was 0.8. Additional stipulations mainly include: Shareholders' equity shall not decrease below NIS 400 million and no dividends will be declared if shareholders' equity will be below NIS 650 million regarding Series F notes, borrowing P and borrowing Q. Shareholders' equity shall not decrease below NIS 600 million and no dividends will be declared if shareholders' equity will be below NIS 750 million regarding Series G notes and borrowing R. Shareholders' equity shall not decrease below NIS 700 million and no dividends will be declared if shareholders' equity will be below NIS 850 million regarding Series H notes. The Company shall not create floating liens subject to certain terms. The Company has the right for early redemption under certain conditions. With respect to notes payable series F, series G and series H: the Company shall pay additional annual interest of 0.5% in the case of a two- notch downgrade in the Notes rating and an additional annual interest of 0.25% for each further single-notch downgrade, up to a maximum additional interest of 1%; the Company shall pay additional annual interest of 0.25% during a period in which there is a breach of the financial covenant; debt rating will not decrease below BBB- for a certain period. In any case, the total maximum additional interest for Series F, Series G and Series H, shall not exceed 1.25%, 1% or 1.25%, respectively.